Marketable securities	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Marketable securities
Note 5. Marketable securities
Marketable securities consisted of the following:

	December 31, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value (Level 2)

Corporate bond	$18,521	$57	$(29)	$18,549
Agency bond	40,487	63	(64)	40,486
US Government	8,538	13	(34)	8,517
Total	$67,546	$133	$(127)	$67,552

	December 31, 2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Corporate bond	$20,963	$—	$(266)	$20,697
Agency bond	24,394	8	(237)	24,165
Treasury bills	7,126	—	(9)	7,117
US Government	10,005	—	(187)	9,818
Municipality	175	—	—	175
Commercial paper	4,796	—	—	4,796
Total	$67,459	$8	$(699)	$66,768
As of December 31, 2023 and 2022, no continuous unrealized losses for 12 months or greater were identified.
The following table summarizes the Company’s marketable securities by contractual maturities:

	December 31, 2023	December 31, 2022
Due in 1 year or less	$38,693	$44,643
Due in 1 year through 2 years	28,859	22,125
Total	$67,552	$66,768